Consolidated Balance Sheets (Parenthetical) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Other assets	[1]	€ 842.8	€ 772.6
Common Stock, Value, Issued		38.8	€ 38.6
Common Stock Shares; issued and outstanding			421,097,729
Other assets	[2]	830.4	€ 806.1
Right-of-use assets - Finance	[3]	€ 118.5	€ 0.0
Common Stock [Member]
Ordinary Shares, nominal value (in EUR)		€ 0.09	€ 0.09
Ordinary Shares, authorized (number of shares)		699,999,000	699,999,000
Common Stock Shares; issued and outstanding		419,810,706	427,393,592
Common Stock, Shares, Issued		421,097,729	427,393,592
Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Other assets	[1]	€ 215.2	€ 231.2
Other assets	[2]	585.3	533.4
Right-of-use assets - Finance		107.6	0.0
Due to Related Parties		€ 127.4	€ 60.2

[1]	1. Other assets - current includes amounts with related parties of €215.2 million and €231.2 million at December 31, 2019 and 2018, respectively.
[2]	2. Other assets - non-current includes amounts with related parties of €585.3 million and €533.4 million at December 31, 2019 and 2018, respectively.
[3]	3. Right-of-use assets - Finance includes amounts with related parties of €107.6 million and €0.0 million at December 31, 2019 and 2018, respectively.